Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories - Schedule Of Inventories
Schedule of Inventories
in EUR thousands	December 31, 2019	December 31, 2018
Raw materials	893	1,098
Unfinished goods	201	320
Finished goods and products	2,971	1,759
	4,065	3,177